May 29, 2015

VIA EDGAR

Mr. John Ganley

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 459 to the Registration Statement on Form N-1A of BlackRock FundsSM (the “Trust”) relating to BlackRock MSCI World Index Fund

Dear Mr. Ganley:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 459 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock MSCI World Index Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on May 29, 2015.

The Amendment is being filed for the purpose of completing the information required to be provided in the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by John Ganley of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on April 14, 2015 regarding the Trust’s Post-Effective Amendment No. 446 to its Registration Statement filed with the Commission on February 27, 2015 for the purpose of registering a new series of the Trust. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectus: Fees and Expenses of the Fund

Comment 1: Please provide a completed Fee Table and Expense Example to the Staff prior to making a filing pursuant to Rule 485(b) for the Fund.

Response: A completed fee table and expense example were provided supplementally to the Staff on May 28, 2015.

Comment 2: The Staff requests confirmation that the contractual fee waivers that will be listed in footnote 2 to the Fee Table will be in place for at least one year from the effective date of the Fund’s registration statement.

Response: The Fund confirms that the contractual fee waivers that will be listed in footnote 2 to the Fee Table will be in place for at least one year from the effective date of the Fund’s registration statement.

Prospectus: Principal Investment Strategies of the Fund

Comment 3: The Staff notes that for purposes of the Fund’s concentration limitation, securities of the U.S. government and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. The Staff requests consideration of whether such limitation is tailored to the Fund and its investments.

Response: In response to the Staff’s comment, the Fund has removed the referenced disclosure in the Fund’s Prospectus while retaining this disclosure in the notations to the fundamental investment restrictions in the Fund’s Statement of Additional Information. The Fund believes that this retention in the Statement of Additional Information provides an appropriate level of additional detail to the Fund’s fundamental policy on concentration.

Comment 4: The Staff requests consideration of whether the Fund’s disclosure on principal investment strategies and principal risk factors reflects the current composition of investments of the Fund’s underlying index and whether to include additional disclosure regarding such investments. In particular, the Staff requests consideration of whether to include risk disclosure on the Fund’s investments in the financial services sector and investments in the United States.

Response: In response to the Staff’s comment, the Fund has revised its disclosure to reflect the principal investment strategies and principal risk factors of the largest sector concentration components of the Fund’s underlying index as of its most recent rebalance date. The Fund’s Prospectus includes disclosure on the strategies of the three largest sector components of the Fund’s underlying index as of its most recent rebalance date, which are financial services, information technology and health care companies. In addition, the Fund’s Prospectus includes risk factor disclosure on the three largest sector components of the underlying index in the section on principal risk factors of investing in the Fund and risk factor disclosure on certain additional sector components of the underlying index in the section on other risks of investing in the Fund.

Further, the Fund has reviewed the risk disclosure and believes that the risk factors on geographic concentration and investing in the equity markets in general are appropriate to summarize the principal risk factors of investing in the securities of United States companies. The Fund will consider including risk disclosure on concentration in securities of United States companies in the future if it believes it is appropriate at that time.

Comment 5: Please provide the market capitalization range of the companies currently represented in the Fund’s underlying index.

Response: In response to the Staff’s comment, the following language will be added as the second sentence of the first paragraph in the sections entitled “Fund Overview—Principal Investment Strategies of the Fund” and “Details About the Fund—How the Fund Invests—Principal Investment Strategies”:

“The Underlying Index includes equity securities issued by issuers which range in size between approximately $908 million and $733.9 billion, although this range may change from time to time.”

Prospectus: Principal Risks of Investing in the Fund

Comment 6: The Staff notes the length of the section entitled “Fund Overview—Principal Risks of Investing in the Fund” as well as the length of certain risk factors within this section of the Fund’s Prospectus. The Staff requests consideration of whether each disclosed risk factor is, in fact, a principal risk of investing in the Fund. The Staff also requests consideration of whether certain risk factors can be shortened or reformatted into multiple sections. In addition, the Staff requests consideration of whether each disclosed risk factor in “Fund Overview—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks” of the Fund’s Prospectus is tailored to the Fund and its investments.

Response: The Fund has reviewed the disclosed risk factors and believes that they are appropriate considering the Fund’s investment strategy of seeking to track an underlying index which may have a wide range of investments.

Part C

Comment 7: The Staff requests confirmation of whether a legality opinion will be provided for the Fund.

Response: The Fund confirms that an opinion of Morgan Lewis & Bockius LLP will be filed as an exhibit to the Amendment.

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The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Trust’s documents.

Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon

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